UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06-30-2008

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    July 24, 2008


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      23

Form13F Information Table Value Total:      $174,893 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     4709   125000 SH       SOLE    NONE           125000        0        0
AMERICAN INTERNATIONAL GROUP   COM              026874107     4612   174300 SH       SOLE    NONE           174300        0        0
AUTOMATIC DATA PROCESSING      COM              053015103    11367   271300 SH       SOLE    NONE           271300        0        0
AUTOZONE                       COM              053332102    10927    90300 SH       SOLE    NONE            90300        0        0
CISCO SYSTEMS                  COM              17275R102    10072   433000 SH       SOLE    NONE           433000        0        0
COCA-COLA COMPANY              COM              191216100     5198   100000 SH       SOLE    NONE           100000        0        0
COMCAST CORP COMMON CLASS A ST A                20030N101     4268   225000 SH       SOLE    NONE           225000        0        0
COMCAST CORP SPECIAL CLASS A S A                20030N200     5560   296400 SH       SOLE    NONE           296400        0        0
COSTCO WHOLESALE CORP.         COM              22160K105     8676   123700 SH       SOLE    NONE           123700        0        0
DARDEN RESTAURANTS             COM              237194105     8940   279900 SH       SOLE    NONE           279900        0        0
DSW INC - CLASS A              A                23334L102     5230   444000 SH       SOLE    NONE           444000        0        0
EBAY                           COM              278642103     7333   268300 SH       SOLE    NONE           268300        0        0
FARO TECHNOLOGIES INC          COM              311642102     7779   309078 SH       SOLE    NONE           309078        0        0
INTUIT INC                     COM              461202103     9346   339009 SH       SOLE    NONE           339009        0        0
JOHNSON & JOHNSON              COM              478160104     7849   122000 SH       SOLE    NONE           122000        0        0
MSC SOFTWARE                   COM              553531104     6986   636251 SH       SOLE    NONE           636251        0        0
PROGRESSIVE CORP               COM              743315103     8454   451600 SH       SOLE    NONE           451600        0        0
SONIC CORP.                    COM              835451105     6857   463325 SH       SOLE    NONE           463325        0        0
STATE STREET CORP.             COM              857477103     8741   136600 SH       SOLE    NONE           136600        0        0
TARGET CORP                    COM              87612E106     7773   167200 SH       SOLE    NONE           167200        0        0
TJX COMPANIES                  COM              872540109    14055   446600 SH       SOLE    NONE           446600        0        0
WAL-MART STORES INC.           COM              931142103     2580    45900 SH       SOLE    NONE            45900        0        0
WELLS FARGO & CO.  COMMON STOC COM              949746101     7581   319200 SH       SOLE    NONE           319200        0        0